Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of the Company’s Net deferred Tax Assets	Significant components of the Company’s net deferred tax assets are as follows:
	As of December 31,
	2024	2023
	U.S. dollars in thousands
Deferred tax assets
Net operating loss carryforward	$5,688	3,315
Other temporary differences	95	71
Capitalized research and development costs	1,282	1,395
Operating lease liability	17	33
Vacation and convalescence accrual	67	50

Total deferred tax assets:	7,149	4,864

Deferred tax liability: Operating lease right-of-use assets	(19)	(35)

Total deferred tax liability	(19)	(35)

Net deferred tax assets:	7,130	4,829
Less: Valuation allowance	(7,130)	(4,829)

Net deferred tax asset	-	-

Schedule of the Movement of the Valuation Allowance

The movement of the valuation allowance (through income statement) is as follows:

	For the year ended December 31,
	2024	2023	2022
	U.S. dollars in thousands

Balance at the beginning of the year	4,829	3,016	1,607
Addition of valuation allowance	2,301	1,813	1,409

Net change in the valuation allowance	2,301	1,813	1,409

Balance at the end of the year	7,130	4,829	3,016